Share capital	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share capital
Issued and fully paid ordinary shares of €0.07 each

	Number of shares	Nominal value $ million
At January 1, 2024	6,524,109,049	544
Repurchases of shares	(409,077,891)	(34)
At December 31, 2024	6,115,031,158	510
At January 1, 2023	7,003,503,393	584
Repurchases of shares	(479,394,344)	(40)
At December 31, 2023	6,524,109,049	544
At the Company's Annual General Meeting (AGM) on May 21, 2024, the Board was authorised to allot ordinary shares in the Company, and to grant rights to subscribe for or to convert any security into ordinary shares in the Company, up to an aggregate nominal amount of approximately €150 million (representing approximately 2,147 million ordinary shares of €0.07 each), and to list such shares or rights on any stock exchange. This authority expires at the earlier of the close of business on August 20, 2025, and the end of the AGM to be held in 2025, unless previously renewed, revoked or varied by the Company in a general meeting.
At the May 21, 2024, AGM, shareholders granted the Company the authority to repurchase (i) up to 644.2 million ordinary shares "on-market" (excluding any treasury shares), less the number of ordinary shares purchased or committed to be purchased in terms of the buyback contracts ("off-market"), made under the authority in (ii); and (ii) up to 644.2 million ordinary shares off-market, less any on-market purchases made under the authority in (i).
In the case of both on-market and off-market purchases of the ordinary shares, the minimum price, exclusive of expenses, which may be paid for an ordinary share is €0.07 and the maximum price, exclusive of expenses, which may be paid for an ordinary share is the higher of: (i) an amount equal to 5% above the average market value for an ordinary share for the five business days immediately preceding the date of the purchase; and (ii) the higher of the price of the last independent trade and the highest current independent bid in relation to ordinary shares on the trading venues where the purchase is carried out. The authorities for both on-market and off-market purchases of the ordinary shares will expire at the earlier of the close of business on August 20, 2025, and the end of the AGM of the Company to be held in 2025. Ordinary shares purchased by the Company pursuant to these authorities will either be cancelled or held in treasury. Treasury shares are shares in the Company which are owned by the Company itself.